UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-09105

New World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

New World FundSM
Investment portfolio

July 31, 2008
unaudited

Common stocks — 83.27%	Shares	Market value (000)

FINANCIALS — 15.97%
Grupo Financiero Banorte, SAB de CV, Series O	41,406,639	$179,311
Banco Santander, SA	9,142,014	177,824
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	478,800	163,804
Itaúsa – Investimentos Itaú SA, preferred nominative	23,658,419	155,909
PT Bank Rakyat Indonesia (Persero) Tbk	184,300,800	123,678
ICICI Bank Ltd.	7,775,600	116,680
ICICI Bank Ltd. (ADR)	102,400	3,032
Unibanco-União de Bancos Brasileiros SA, units (GDR)	690,000	90,825
Unibanco-União de Bancos Brasileiros SA, units	2,000,000	26,590
Banco Itaú Holding Financeira SA, preferred nominative	5,295,625	113,393
Banco do Brasil SA, ordinary nominative	6,640,500	106,537
Ayala Land, Inc.	445,950,200	98,853
Banco do Estado do Rio Grande do Sul SA, preferred nominative, Series B	15,635,000	90,942
Banco Bilbao Vizcaya Argentaria, SA	4,836,600	89,178
Bank Muscat (SAOG) (GDR)[1]	4,434,957	79,607
National Bank of Greece SA	1,634,880	77,667
FirstRand Ltd.	31,124,000	71,004
JSC Halyk Bank of Kazakhstan (GDR)	4,080,073	52,633
JSC Halyk Bank of Kazakhstan (GDR)[2]	884,600	11,411
Bank of the Philippine Islands	66,844,358	61,235
Banco Bradesco SA, preferred nominative	2,879,057	61,004
Asya Katilim Bankasi AS, Class B3	23,700,000	60,476
PT Bank Mandiri (Persero) Tbk	174,493,500	57,109
Kasikornbank PCL	16,564,200	33,138
Kasikornbank PCL, nonvoting depositary receipt	9,155,800	18,180
Bancolombia SA (ADR)	1,349,700	45,525
Housing Development Finance Corp. Ltd.	829,760	44,494
OTP Bank PLC[3]	947,000	44,378
Piraeus Bank SA	1,473,953	44,246
Metropolitan Bank and Trust Co.	51,343,000	43,550
Raiffeisen International Bank-Holding AG	346,666	43,333
Banco Daycoval SA, preferred nominative	6,000,000	42,608
Prudential PLC	2,950,000	31,919
Bumiputra-Commerce Holdings Bhd.	10,566,400	28,409
SM Prime Holdings, Inc.	164,206,440	27,114
Bank Pekao SA	280,000	25,809
JSC Kazkommertsbank (GDR)[3]	1,698,200	20,497
JSC Kazkommertsbank (GDR)[2,3]	424,000	5,118
Türkiye Is Bankasi AS, Class C	5,500,000	25,603
EFG International AG	695,000	21,876
United Bank Ltd. (GDR)[1,2]	4,330,800	19,146
United Bank Ltd. (GDR)[1]	572,700	2,532
Türkiye Halk Bankasi AS	3,080,000	21,109
Krung Thai Bank PCL	95,641,000	20,562
Krung Thai Bank PCL, nonvoting depositary receipt	404,400	87
Bank Leumi le-Israel BM	4,300,000	19,090
Erste Bank der oesterreichischen Sparkassen AG	290,400	18,670
Bank Hapoalim BM	4,028,000	16,905
Kotak Mahindra Bank Ltd.	1,300,000	16,240
Hopewell Holdings Ltd.	4,367,000	15,785
Commercial Bank of Qatar (QSC) (GDR)[2,3]	1,875,000	14,044
Industrial and Commercial Bank of China Ltd., Class H	18,500,000	13,991
Türkiye Garanti Bankasi AS3	3,696,000	12,490
China Life Insurance Co. Ltd., Class H	2,875,000	10,963
MCB Bank Ltd.	2,668,000	10,141
Shui On Land Ltd.	11,000,000	9,983
Daegu Bank, Ltd.	725,000	9,062
JSC Sistema-Hals (GDR)[3]	1,368,096	7,661
JSC Sistema-Hals (GDR)[2,3]	236,747	1,326
AFI Development PLC (GDR)[3]	1,354,000	8,327
Citigroup Inc.	320,000	5,981
Dolphin Capital Investors Ltd.[3]	2,330,000	4,260
First Pacific Co. Ltd.	7,214,000	4,152
Megaworld Corp.	115,000,000	3,798
Kookmin Bank	13,580	778
		2,881,582

TELECOMMUNICATION SERVICES — 10.82%
América Móvil, SAB de CV, Series L (ADR)	5,460,300	275,691
MTN Group Ltd.	14,209,649	245,840
Telekomunikacja Polska SA	19,683,900	219,559
Philippine Long Distance Telephone Co.	2,321,160	131,258
Philippine Long Distance Telephone Co. (ADR)	338,340	19,235
Telenor ASA	9,517,500	144,750
Turkcell Iletisim Hizmetleri AS	17,636,000	135,311
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	133,965,500	113,480
Vodafone Group PLC	33,810,000	91,155
Partner Communications Co. Ltd.	2,954,500	64,352
Partner Communications Co. Ltd. (ADR)	151,500	3,313
Orascom Telecom Holding SAE (GDR)	1,276,558	66,637
TIM Participações SA, preferred nominative (ADR)	1,663,228	44,907
TIM Participações SA, ordinary nominative[3]	3,730,000	12,970
Telefónica, SA	2,118,200	55,233
Telekom Austria AG, non-registered shares	2,225,000	45,915
Brasil Telecom Participações SA, preferred nominative (ADR)	550,000	42,988
OJSC Mobile TeleSystems (ADR)	585,000	41,769
China Unicom Ltd.	16,531,300	34,285
Telefónica 02 Czech Republic, AS	925,000	31,324
TM International Bhd.[3]	15,048,200	29,361
Hutchison Telecommunications International Ltd.[3]	20,560,000	26,986
Advanced Info Service PCL	10,317,800	26,495
Globe Telecom, Inc.	989,723	25,297
Bharti Airtel Ltd.[3]	405,000	7,616
Joint-Stock Financial Corp. Sistema (GDR)	249,373	6,608
HT – Hrvatske telekomunikacije dd (GDR)[2]	86,529	5,235
Telekom Malaysia Bhd.	3,500,000	3,699
		1,951,269

MATERIALS — 9.68%
JSC Uralkali (GDR)	7,951,712	469,151
JSC Uralkali (GDR)[2]	1,206,545	71,186
Israel Chemicals Ltd.	13,991,927	261,655
Linde AG	892,146	123,588
Aracruz Celulose SA, Class B, preferred nominative (ADR)	1,365,000	94,867
Impala Platinum Holdings Ltd.	1,760,000	59,031
Makhteshim-Agan Industries Ltd.	6,645,000	58,072
Freeport-McMoRan Copper & Gold Inc.	559,100	54,093
Votorantim Celulose e Papel SA, preferred nominative (ADR)	2,165,000	52,436
Anglo American PLC	877,400	50,520
Teck Cominco Ltd., Class B	1,095,000	50,286
First Quantum Minerals Ltd.	615,000	42,331
Cia. Vale do Rio Doce, Class A, preferred nominative	1,032,000	26,946
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	570,000	14,917
Central African Mining & Exploration Co. PLC[3]	49,500,000	39,483
Hochschild Mining PLC	6,226,186	37,941
United Phosphorus Ltd.[3]	4,605,000	36,866
BHP Billiton PLC	1,092,288	36,646
Sigma-Aldrich Corp.	475,000	28,851
Aricom PLC[3,4]	25,528,809	27,066
Givaudan SA	30,250	24,713
Mondi PLC	3,178,500	15,826
Formosa Plastics Corp.	7,325,422	15,569
Potash Corp. of Saskatchewan Inc.	60,000	12,256
Holcim Ltd.	170,142	12,131
OAO Severstal (GDR)	574,600	11,050
Ambuja Cements Ltd.	5,265,550	10,098
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[3]	355,404	7,556
ACC Ltd.	110,000	1,511
Mondi Ltd.	14,000	85
		1,746,727

INDUSTRIALS — 8.57%
Murray & Roberts Holdings Ltd.	15,555,000	203,747
Enka Insaat ve Sanayi AS	8,979,999	105,283
Siemens AG	677,200	83,130
Airports of Thailand PCL	71,410,000	81,560
Suzlon Energy Ltd.	13,876,620	72,896
Boart Longyear Ltd.	37,700,000	72,293
Schneider Electric SA	579,050	64,457
Sandvik AB	4,650,000	61,279
International Container Terminal Services, Inc.	88,828,000	60,277
Chiyoda Corp.	5,615,000	59,324
Outotec Oyj	1,010,000	51,806
STRABAG SE	755,000	50,835
Orascom Construction Industries Co. (GDR)	340,400	49,358
ABB Ltd[3]	1,820,000	48,330
PT Bakrie & Brothers Tbk[3]	990,000,000	43,564
STX Engine Co., Ltd.	1,076,170	40,516
Wienerberger AG	1,390,500	37,493
China COSCO Holdings Co. Ltd., Class H	15,125,000	36,603
Caterpillar Inc.	517,000	35,942
United Technologies Corp.	545,000	34,869
Container Corp. of India Ltd.	1,630,000	32,237
Metso Oyj	770,000	27,843
Bharat Heavy Electricals Ltd.	650,000	25,743
Thai Airways International PCL	35,417,100	16,286
KBR, Inc.	562,601	16,034
Bidvest Group Ltd.	1,079,980	14,957
SM Investments Corp.	2,354,308	14,378
Doosan Heavy Industries and Construction Co., Ltd.	103,250	10,203
Doosan Infracore Co., Ltd.	345,500	9,713
Hopewell Highway Infrastructure Ltd.	12,500,000	9,614
Daelim Industrial Co., Ltd.	105,916	9,597
Italian-Thai Development PCL	71,258,300	9,490
Embraer – Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	300,000	9,168
Intertek Group PLC	410,000	8,231
Atlas Copco AB, Class A	505,000	7,886
General Electric Co.	265,000	7,497
Koc Holding AS, Class B3	1,711,993	6,877
GS Engineering & Construction Corp.	67,750	6,795
Hyundai Engineering & Construction Co., Ltd.	97,000	6,594
Daewoo Engineering & Construction Co., Ltd.	302,208	4,226
		1,546,931

ENERGY — 8.22%
OAO Gazprom (ADR)	5,121,000	246,832
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,521,200	196,870
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	927,568	42,520
OAO LUKOIL (ADR)	1,390,000	116,343
Saipem SpA, Class S	2,290,000	88,980
OAO TMK (GDR)	1,790,000	59,070
OAO TMK (GDR)[2]	692,815	22,863
Addax Petroleum Corp.	1,640,000	64,040
Tenaris SA (ADR)	1,050,000	63,262
Oil and Gas Development Co. Ltd.	33,467,760	54,121
KNM Group Bhd.	89,757,375	53,504
Eurasia Drilling Co. Ltd. (GDR)[2,3]	1,745,200	35,794
Eurasia Drilling Co. Ltd. (GDR)[3]	550,500	11,291
Oil & Natural Gas Corp. Ltd.	1,936,000	45,414
TOTAL SA	428,000	32,954
TOTAL SA (ADR)	155,000	11,857
Niko Resources Ltd.[4]	495,000	40,867
Cairn India Ltd.[3]	6,587,000	37,503
OGX Petróleo e Gás Participações SA, ordinary nominative[3]	75,670	37,194
Sasol Ltd.	640,000	34,493
Royal Dutch Shell PLC, Class B	920,000	32,489
Noble Energy, Inc.	400,000	29,548
China National Offshore Oil Corp.	16,554,000	24,911
Reliance Industries Ltd.	421,000	21,883
Nexen Inc.	556,519	17,504
Sterling Energy PLC[3,5]	91,242,000	16,997
Chevron Corp.	175,500	14,840
PTT Exploration and Production PCL	2,207,000	9,885
Smith International, Inc.	130,000	9,669
Murphy Oil Corp.	100,000	7,973
Hess Corp.	19,200	1,947
		1,483,418

CONSUMER STAPLES — 7.73%
Nestlé SA	4,366,450	191,917
Tesco PLC	18,172,190	129,787
IOI Corp. Bhd.	64,919,500	114,699
PT Indofood Sukses Makmur Tbk	382,600,000	95,755
SABMiller PLC	3,372,800	70,114
Avon Products, Inc.	1,560,000	66,144
PepsiCo, Inc.	794,300	52,869
Fomento Económico Mexicano, SAB de CV (ADR)	1,120,500	51,386
Wimm-Bill-Dann Foods OJSC (ADR)[3]	513,700	49,983
Coca-Cola Icecek AS, Class C	4,977,801	49,349
X5 Retail Group NV (GDR)[2,3]	1,509,552	45,286
X5 Retail Group NV (GDR)[3]	62,900	1,887
Groupe Danone SA	600,325	44,678
Olam International Ltd.	25,119,400	41,694
L’Oréal SA	361,361	37,961
Coca-Cola Co.	730,000	37,595
Grupo Nacional de Chocolates SA	4,425,000	37,348
Migros Türk TAS	2,091,815	36,787
Beiersdorf AG	568,500	36,772
China Yurun Food Group Ltd.	24,584,000	35,545
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	500,000	20,342
Wal-Mart de México, SAB de CV, Series V	2,300,000	9,357
Diageo PLC	1,245,000	21,724
Nestlé India Ltd.	543,500	20,893
Procter & Gamble Co.	275,000	18,007
Unilever NV, depository receipts	650,000	17,972
Kimberly-Clark de México, SAB de CV, Class A	4,000,000	17,234
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	230,000	13,621
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	42,000	2,215
Poslovni sistem Mercator, dd3	42,200	15,115
Tingyi (Cayman Islands) Holding Corp.	8,700,000	10,483
		1,394,519

CONSUMER DISCRETIONARY — 5.91%
Fiat SpA	6,800,000	118,078
Toyota Motor Corp.	2,034,000	87,845
Honda Motor Co., Ltd.	2,115,000	68,409
Kuoni Reisen Holding AG, Class B5	153,833	66,689
GOME Electrical Appliances Holding Ltd.	127,555,000	53,792
Las Vegas Sands Corp.[3]	1,167,000	53,122
Lojas Renner SA, ordinary nominative	2,500,000	50,160
Desarrolladora Homex, SA de CV (ADR)[3]	860,000	48,074
WABCO Holdings Inc.	975,000	44,031
Shangri-La Asia Ltd.	19,960,000	42,931
Nokian Renkaat Oyj	956,500	41,564
Central European Media Enterprises Ltd., Class A3	475,026	39,546
Hyundai Mobis Co., Ltd.	449,500	39,398
Nitori Co., Ltd.	672,850	36,792
Swatch Group Ltd	487,900	21,500
Swatch Group Ltd, non-registered shares	63,650	14,874
Li & Fung Ltd.	8,083,900	27,615
PT Astra International Tbk	11,000,000	27,288
Yue Yuen Industrial (Holdings) Ltd.	9,688,500	25,148
Melco Crown Entertainment Ltd. (ADR)[3]	3,800,000	23,484
TVN SA	2,500,000	22,182
Truworths International Ltd.	4,953,000	19,646
Grupo Televisa, SAB, ordinary participation certificates (ADR)	800,000	17,992
Keihin Corp.	979,000	15,071
Praktiker Bau- und Heimwerkermärkte Holding AG	923,800	14,902
Brascan Residential Properties SA, ordinary nominative	2,279,700	10,899
Largan Precision Co., Ltd.	770,100	9,906
Grupo Clarín SA, Class B (GDR)[2]	893,031	7,144
Grupo Clarín SA, Class B (GDR)	332,624	2,661
Techtronic Industries Co. Ltd.	8,150,000	7,751
Stockmann Oyj, Class B	142,000	4,387
Arcelik AS	672,500	2,597
		1,065,478

HEALTH CARE — 4.83%
OJSC Pharmstandard (GDR)[3]	6,582,550	181,020
OJSC Pharmstandard (GDR)[2,3]	392,700	10,799
Teva Pharmaceutical Industries Ltd. (ADR)	3,980,879	178,503
Novo Nordisk A/S, Class B	2,335,800	149,102
Krka, dd, Novo mesto	910,700	133,383
Richter Gedeon NYRT	319,000	72,978
Hikma Pharmaceuticals PLC	8,953,850	70,310
Cochlear Ltd.	750,000	31,161
Zentiva NV	318,169	22,150
Dr. Reddy’s Laboratories Ltd.	1,022,000	13,696
Cipla Ltd.	1,440,000	7,422
		870,524

INFORMATION TECHNOLOGY — 4.18%
Kingboard Chemical Holdings Ltd.	32,552,840	156,474
Nokia Corp.	3,543,200	97,471
Nokia Corp. (ADR)	1,186,000	32,402
Samsung Electronics Co., Ltd.	127,800	71,225
Hon Hai Precision Industry Co., Ltd.	12,349,948	60,278
Google Inc., Class A3	120,000	56,850
Tencent Holdings Ltd.	6,029,000	53,748
HTC Corp.	2,626,000	41,666
Agilent Technologies, Inc.[3]	1,115,000	40,207
Yahoo! Inc.[3]	1,550,000	30,830
HOYA CORP.	989,800	20,456
Venture Corp. Ltd.	2,500,000	19,925
Redecard SA, ordinary nominative	747,800	13,957
Comverse Technology, Inc.[3]	922,000	13,812
SINA Corp.[3]	277,500	12,551
Cisco Systems, Inc.[3]	537,800	11,826
NetEase.com, Inc. (ADR)[3]	320,000	7,264
Hynix Semiconductor Inc.[3]	295,000	6,311
Kingboard Laminates Holdings Ltd.	8,048,606	4,715
Mediatek Incorporation	132,000	1,379
		753,347

UTILITIES — 2.66%
NTPC Ltd.	17,632,140	70,724
Cia. Energética de Minas Gerais – Cemig, preferred nominative	2,458,340	58,375
PT Perusahaan Gas Negara (Persero) Tbk	42,600,000	57,175
China Resources Power Holdings Co. Ltd.	23,630,000	52,945
AES Corp.[3]	3,000,000	48,420
Tanjong PLC	11,353,000	45,698
Cia. de Saneamento Básico do Estado de São Paulo – SABESP, ordinary nominative	1,430,000	35,519
CLP Holdings Ltd.	3,945,000	32,413
Cheung Kong Infrastructure Holdings Ltd.	6,430,000	28,435
GAIL (India) Ltd.	1,985,000	17,555
Veolia Environnement	309,375	16,443
Electricity Generating PCL	6,375,000	15,514
		479,216

MISCELLANEOUS — 4.70%
Other common stocks in initial period of acquisition		847,716

Total common stocks (cost: $12,198,606,000)		15,020,727

Warrants — 0.01%

MATERIALS — 0.01%
Aricom PLC, warrants, expire 2010[3,4]	10,000,000	1,734

Total warrants (cost: $3,143,000)		1,734

Convertible securities — 0.08%

MISCELLANEOUS — 0.08%
Other convertible securities in initial period of acquisition		14,692

Total convertible securities (cost: $15,236,000)		14,692

	Principal amount
Bonds & notes — 5.76%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 5.29%
Brazil (Federal Republic of) Global 9.25% 2010	$12,600	14,017
Brazilian Treasury Bill 6.00% 2010[1,6]	BRL62,578	37,766
Brazilian Treasury Bill 6.00% 2011[1,6]	8,134	4,840
Brazil (Federal Republic of) Global 7.875% 2015	$5,620	6,365
Brazilian Treasury Bill 6.00% 2015[1,6]	BRL10,362	5,991
Brazil (Federal Republic of) Global 12.50% 2016	14,400	9,641
Brazil (Federal Republic of) Global 6.00% 2017	$2,625	2,688
Brazil (Federal Republic of) 10.00% 2017[1]	BRL13,500	7,111
Brazil (Federal Republic of) Global 8.00% 2018[7]	$18,045	20,183
Brazil (Federal Republic of) Global 8.875% 2019	9,000	11,165
Brazil (Federal Republic of) Global 8.875% 2024	900	1,141
Brazil (Federal Republic of) Global 10.125% 2027	14,500	20,409
Brazil (Federal Republic of) Global 7.125% 2037	7,680	8,486
Brazil (Federal Republic of) Global 11.00% 2040	26,000	34,353
Brazilian Treasury Bill 6.00% 2045[1,6]	BRL34,539	19,813
United Mexican States Government Global 3.488% 2009[8]	$18,750	18,773
United Mexican States Government Global 10.375% 2009	2,385	2,472
United Mexican States Government Global 9.875% 2010	21,625	23,517
United Mexican States Government Global 6.375% 2013	30,380	32,051
United Mexican States Government, Series MI10, 8.00% 2013	MXN 56,068	5,383
United Mexican States Government, Series MI10, 9.50% 2014	290,000	29,779
United Mexican States Government, Series M10, 8.00% 2015	130,000	12,314
Turkey (Republic of) 14.00% 2011	TRY64,400	51,248
Turkey (Republic of) 10.00% 2012[1,6]	23,843	21,434
Turkey (Republic of) 11.50% 2012	$6,000	7,065
Turkey (Republic of) 16.00% 2012	TRY3,000	2,476
Turkey (Republic of) 7.25% 2015	$10,150	10,556
Turkey (Republic of) 7.00% 2016	15,000	15,188
Turkey (Republic of) 6.75% 2018	15,200	15,048
Colombia (Republic of) Global 11.75% 2010	COP40,000,000	22,593
Colombia (Republic of) Global 10.00% 2012	$18,725	21,815
Colombia (Republic of) Global 10.75% 2013	9,840	11,965
Colombia (Republic of) Global 8.25% 2014	3,100	3,557
Colombia (Republic of) Global 12.00% 2015	COP43,100,000	24,222
Colombia (Republic of) Global 7.375% 2017	$6,400	7,024
Colombia (Republic of) Global 11.75% 2020	2,420	3,539
Colombia (Republic of) Global 8.125% 2024	4,375	5,097
Colombia (Republic of) Global 7.375% 2037	15,655	17,142
Argentina (Republic of) 1.933% 2012[1,7,8]	18,700	9,934
Argentina (Republic of) 2.00% 2014[1,6,7]	ARS 13,802	3,081
Argentina (Republic of) 5.83% 2033[1,6,7,9]	186,089	38,608
Argentina (Republic of) GDP-Linked 2035	335,653	9,707
Argentina (Republic of) 0.63% 2038[1,6,7]	76,679	6,070
Russian Federation 8.25% 2010[7]	$21,957	22,846
Russian Federation 8.25% 2010[2,7]	2,510	2,612
Russian Federation 7.50% 2030[2,7]	30,350	34,182
Russian Federation 7.50% 2030[7]	2,955	3,328
Peru (Republic of) 8.375% 2016	38,900	45,902
Peru (Republic of) 7.35% 2025	6,550	7,451
Peru (Republic of) 6.55% 2037	5,042	5,236
Philippines (Republic of) 8.375% 2009	8,335	8,606
Philippines (Republic of) 8.25% 2014	6,505	7,172
Philippines (Republic of) 9.375% 2017	4,000	4,830
Philippines (Republic of) 9.875% 2019	10,800	13,595
Philippines (Republic of) 7.75% 2031	18,670	20,537
Panama (Republic of) Global 7.25% 2015	1,600	1,732
Panama (Republic of) Global 7.125% 2026	7,300	7,811
Panama (Republic of) Global 8.875% 2027	2,775	3,490
Panama (Republic of) Global 9.375% 2029	9,034	11,866
Panama (Republic of) Global 6.70% 2036[7]	14,904	15,239
Malaysian Government 3.756% 2011	MYR70,145	21,451
Malaysian Government 3.833% 2011	37,125	11,364
Egypt (Arab Republic of) Treasury Bill 0% 2009[1]	EGP34,375	5,929
Egypt (Arab Republic of) 9.10% 2010	20,000	3,738
Egypt (Arab Republic of) 9.35% 2010	2,385	447
Egypt (Arab Republic of) 8.60% 2011[1]	7,605	1,393
Egypt (Arab Republic of) 8.75% 2012	56,350	9,767
Egypt (Arab Republic of) 11.625% 2014	21,000	4,282
Dominican Republic 9.50% 2011[7]	$2,421	2,457
Dominican Republic 9.04% 2018[7]	3,935	3,945
Dominican Republic 8.625% 2027[2,7]	19,900	18,557
Polish Government 5.25% 2013	PLN38,400	17,863
Venezuela (Republic of) Global 8.50% 2014	$405	374
Venezuela (Republic of) Global 9.25% 2027	1,275	1,165
		954,794

ENERGY — 0.14%
Pemex Project Funding Master Trust 6.625% 2035	15,000	14,741
Gaz Capital SA 6.51% 2022[2]	11,990	10,599
		25,340

MATERIALS — 0.13%
C10 Capital (SPV) Ltd. 6.722% (undated)[2,8]	9,850	8,995
Vale Overseas Ltd. 6.25% 2017	8,000	7,905
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,235	2,333
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	3,965	4,160
		23,393

UTILITIES — 0.10%
AES Panamá, SA 6.35% 2016[2]	10,400	10,331
Enersis SA 7.375% 2014	4,550	4,846
AES Gener SA 7.50% 2014	3,000	3,217
		18,394

FINANCIALS — 0.04%
Kazkommerts International BV 7.875% 2014	7,000	5,600
Kazkommerts International BV 8.00% 2015	3,000	2,310
		7,910

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[2]	6,955	6,416

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	3,200	3,320

Total bonds & notes (cost: $955,234,000)		1,039,567

Short-term securities — 10.32%

Freddie Mac 2.035%–2.48% due 9/10–12/8/2008	354,119	352,730
Federal Home Loan Bank 2.03%–2.41% due 8/29–10/29/2008	230,400	229,721
Fannie Mae 2.10%–2.44% due 8/20–12/8/2008	160,600	159,930
Nestlé Capital Corp. 2.16% due 10/22/2008[2]	121,300	120,644
Nestlé Finance International Ltd. 2.10% due 9/26/2008	30,000	29,900
ING (U.S.) Funding LLC 2.485%–2.57% due 8/5–8/22/2008	125,000	124,875
Barclays U.S. Funding Corp. 2.64%–2.688% due 8/18–9/3/2008	118,800	118,548
Novartis Finance Corp. 2.12% due 9/15–9/16/2008[2]	107,000	106,708
BASF AG 2.10%–2.29% due 9/8–9/26/2008[2]	87,100	86,823
Canadian Imperial Holdings Inc. 2.607% due 8/1/2008	64,300	64,295
Swedish Export Credit Corp. 2.25% due 8/29/2008	56,400	56,277
Electricité de France 2.28% due 8/14/2008[2]	47,000	46,951
Swedbank Mortgage AB 2.75% due 8/12/2008	41,500	41,462
BNP Paribas Finance Inc. 2.51% due 8/6/2008	40,000	39,983
Svenska Handelsbanken Inc. 2.49% due 8/5/2008	39,400	39,386
KfW 2.19% due 9/24/2008[2]	38,700	38,543
Liberty Street Funding Corp. 2.60% due 8/4–8/13/2008[2]	34,100	34,084
American Honda Finance Corp. 2.05%–2.21% due 8/14–8/27/2008	31,800	31,754
U.S. Treasury Bills 1.57% due 9/4/2008	31,000	30,953
International Bank for Reconstruction and Development 1.89% due 9/16/2008	30,400	30,325
Société Générale North America, Inc. 2.84% due 9/9/2008	29,000	28,914
Toyota Motor Credit Corp. 2.41% due 8/20/2008	23,800	23,768
Unilever Capital Corp. 2.28% due 9/12/2008[2]	15,200	15,151
Caisse d’Amortissement de la Dette Sociale 2.27% due 8/28/2008	9,900	9,883

Total short-term securities (cost: $1,861,381,000)		1,861,608

Total investment securities (cost: $15,033,600,000)		17,938,328
Other assets less liabilities		101,734

Net assets		$18,040,062

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $447,401,000, which represented 2.48% of the net assets of the fund.
2Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $789,948,000, which represented 4.38% of the net assets of the fund.
3 Security did not produce income during the last 12 months.
4 Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Niko Resources Ltd.	2/1–7/23/2007	$38,291	$40,867	.23%
Aricom PLC	5/11/2007	32,746	27,066	.15
Aricom PLC, warrants	5/11/2007	3,143	1,734	.01

Total restricted securities		$74,180	$69,667	.39%

5 The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
6 Index-linked bond whose principal amount moves with a government retail price index.
7 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8 Coupon rate may change periodically.
9 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Key to abbreviations and symbols

ADR = American Depositary Receipts      EGP = Egyptian pounds
GDR = Global Depositary Receipts        MXN = Mexican pesos
ARS = Argentine pesos               MYR = Malaysian ringgits
BRL = Brazilian reais                PLN = Polish zloty
COP = Colombian pesos                TRY = New Turkish liras

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended
July 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 7/31/08 (000)

Kuoni Reisen Holding AG, Class B	147,683	6,150	—	153,833	$2,217	$66,689
Sterling Energy PLC	91,242,000	—	—	91,242,000	—	16,997
					$2,217	$83,686

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,825,483
Gross unrealized depreciation on investment securities	(1,024,209)
Net unrealized appreciation on investment securities	2,801,274
Cost of investment securities for federal income tax purposes	15,137,054

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-936-0908O-S15875

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW WORLD FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: September 26, 2008

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: September 26, 2008